Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of selling general and administrative expenses [Abstract]
Compensation to employees, related taxes and other personnel expenses	₽ 2,227	₽ 1,682	₽ 1,511
Rent of premises and related utility expenses	391	346	338
Bad debt expense	220	215	362
Advertising, client acquisition and related expenses	1,294	165	242
Advisory and audit services	433	297	357
Tax expenses, except of income and payroll relates taxes	407	175	155
IT related services	236	180	176
Other expenses	1,035	363	328
Total selling, general and administrative expenses	₽ 6,243	₽ 3,423	₽ 3,469